INCOME TAXES - COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current:
- Allowance for doubtful accounts	$ 1,347	¥ 9,349	¥ 8,392
- Deferred government grant	281	1,950	2,454
- Accruals	974	6,764	7,077
Less: valuation allowance	(2,602)	(18,063)
Net current deferred tax assets			17,923
Non-current:
- Tax losses	7,938	55,122	8,112
- Property and equipment	353	2,451	2,093
- Deferred government grant	242	1,681	1,266
- Intangible assets	89	615	322
- Long-term investment impairment	130	900
- Impairment loss for long lived assets	9,840	68,318
Less: valuation allowance	$ (18,592)	¥ (129,087)	(425)
Net non-current deferred tax assets			11,368
Total Deferred tax assets			¥ 29,291